Capital leases (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	$ 26,771,911	$ 1,621,076
Non-current portion of capital lease obligations	0	26,816,645
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	27,097,348	1,702,981
Current portion of deferred finance fees	(325,437)	(81,905)
Non-current portion of capital lease obligations	0	27,097,348
Non-current portion of deferred finance fees	0	(280,703)
Total capital lease obligations	$ 26,771,911	$ 28,437,721